Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Loss for the year from continuing operations	$ (18,591)	$ (7,507)
Items not affecting cash:
Asset retirement obligation accretion	2,006	1,795
Depreciation and amortization	72,130	74,887
Unrealized foreign exchange loss (gain)	(471)	1,191
Deferred income tax expense (recovery)	(19,849)	9,039
Loss on disposal of assets	462	2,121
Write-down of assets	46,697	4,529
(Gain) loss on marketable securities and other investments	(27,425)	4,881
Share based payments	11,218	10,559
Defined benefit pension plan expense	3,451	5,602
Total adjustments to reconcile profit (loss)	69,628	107,097
Property reclamation payments	(3,097)	(2,662)
Changes in non-cash working capital	(35,755)	32,295
Net cash provided by operating activities of continuing operations	30,776	136,730
Net cash used by operating activities of discontinued operations	(2,797)	(23,067)
Investing activities
Net cash paid on acquisition of subsidiary	(121,664)	(603)
Purchase of property, plant and equipment	(345,883)	(297,667)
Proceeds from the sale of property, plant and equipment	252	4,916
Proceeds from sale of mining interest, net of transaction costs		792,511
Proceeds on pre-commercial production sales and tailings retreatment	38,200	3,708
Purchase of marketable securities		(2,526)
Proceeds from the sale of marketable securities		3,665
Value added taxes related to mineral property expenditures, net	22,804
Investment in term deposits	(216)	(910)
Decrease (increase) in restricted cash	(9,817)	9
Net cash provided (used) by investing activities of continuing operations	(416,324)	503,103
Net cash used by investing activities of discontinued operations		(21,784)
Financing activities
Issuance of common shares for cash	586
Dividend paid to shareholders	(10,610)
Purchase of treasury stock	(5,301)
Long-term and bank debt proceeds		70,000
Long-term and bank debt repayments		(70,000)
Net cash used by financing activities of continuing operations	(15,325)
Net increase (decrease) in cash and cash equivalents	(403,670)	594,982
Cash and cash equivalents - beginning of year	883,171	288,189
Cash and cash equivalents - end of year	$ 479,501	$ 883,171